                            THE GNMA FUND INVESTMENT
                           ACCUMULATION PROGRAM, INC.

                                     [LOGO]

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2000

To Our Shareholders:

    We are pleased to present the shareholder report for The GNMA Fund Investment Accumulation Program, Inc. for the six-month period ended June 30, 2000.

    During the period, the Program generated annualized net investment income of 6.82% as a percentage of average net assets and paid dividends of $0.63 per share.

    During the period, interest rates on 30 year Treasury securities fluctuated from a high of over 6.75% in late January to a low of 5.80% in April. GNMA current coupons purchased for the Program remained at a steady 8%. While principal pay downs of the GNMA pools held in the Program averaged $2.3 million per month during the last six months of 1999, pay downs decreased to $1.6 million per month during the first six months of 2000. Purchases of Program shares averaged $1.5 million per month and redemptions averaged $3.0 million per month, during the first six months of 2000.

    Cash balances available and reserved for the purchase of GNMAs on their corresponding settlement dates were invested in Short Term Treasury Bills. This contributed $4,831 of income to the Program.

    This Program should continue to provide a good means of compounding distributions from your unit trust holdings through its monthly dividend, and barring any dramatic change in interest rates should provide investors with attractive returns in the future.

Officers and Directors                               Sincerely,
Michael J. Perini-President and Director

                                                    [SIGNATURE]

Leonard I. Shankman-Director
Robert A. Kavesh-Director
Timothy J. Mahoney-Vice President

Teresa A. Koncick-Secretary
Gerard J. Fenerty-Treasurer                          Michael J. Perini
                                                     President
Custodian and Transfer Agent
The Bank of New York
P.O. Box 974 Wall Street Station
New York, N.Y. 10268-0974

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
SCHEDULE OF INVESTMENTS
JUNE 30, 2000
--------------------------------------------------------------------------------

                                           INTEREST       RANGE OF           FACE                         VALUE
          SECURITY DESCRIPTION               RATE        MATURITIES        AMOUNT*         COST*        (NOTE 1A)
          --------------------             --------      ----------        -------         -----        ---------
Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                   6.00%    10/15/28-02/15/29  $ 22,487,341   $ 22,255,073   $ 20,717,340

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                   6.50     05/15/23-04/15/29    40,810,911     40,865,315     38,740,941

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                   7.00     03/15/22-07/15/29    59,578,587     59,950,669     57,963,590

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                   7.50     02/15/22-12/15/29    26,934,482     27,084,871     26,769,455

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                   8.00     03/15/17-05/15/30    11,846,234     11,916,954     11,982,561

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                   8.50     06/15/16-05/15/25     5,109,175      5,163,517      5,234,339

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                   9.00     04/15/16-10/15/21     3,046,808      3,052,958      3,148,647

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                   9.50     10/15/09-11/15/20     2,939,192      2,942,439      3,055,834

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                  10.00     10/15/15-06/15/18     1,905,305      1,911,385      2,014,850

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                  11.50     04/15/13-12/15/15       833,900        820,983        918,589

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                  12.00     02/15/13-11/15/15       466,300        469,693        515,259

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                  13.00         04/15/13             18,655         19,012         21,314

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                  13.50         05/15/11              8,414          8,016          9,750

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                  14.50         04/15/13             18,355         18,912         21,361

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                  15.00         06/15/13            100,604        104,361        118,712

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                  16.00     12/15/11-04/15/12        76,000         78,272         90,439

Government National Mortgage Association,
Modified Pass-Through Mortgage-Backed
Securities                                  17.00     10/15/11-01/15/12       347,532        362,891        423,552
                                                                         ------------   ------------   ------------
Total Investments--99%.................................................  $176,527,795   $177,025,321** $171,746,533
                                                                         ============   ============
Other Assets in Excess of Liabilities--1%...........................................................      1,465,709
                                                                                                       ------------
Net Assets--Equivalent to $20.10 net asset value per share on 8,608,666 shares of capital stock
outstanding--100%...................................................................................   $173,212,242
                                                                                                       ============

      * Original face amounts and related costs are reduced by principal payment pass-throughs.
     ** Aggregate cost for Federal tax purposes.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
--------------------------------------------------------------------------------

ASSETS:

  Investments at Value (Identified Cost $177,025,321).......  $171,746,533

  Interest Receivable.......................................     1,046,907

  Cash......................................................       659,840

  Other.....................................................         7,567
                                                              ------------

    Total Assets............................................   173,460,847
                                                              ------------

LIABILITIES:

  Payable for Capital Stock Reacquired......................       133,165

  Accounts Payable and Accrued Expenses.....................        86,841

  Payable to Administrators.................................        28,599
                                                              ------------

    Total Liabilities.......................................       248,605
                                                              ------------

NET ASSETS (Equivalent to $20.10 net asset value per share
    on 8,608,666
    shares of capital stock outstanding)....................  $173,212,242
                                                              ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2000
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:

INCOME:

  Interest Income and Premium Amortization..................                 $  6,342,474

EXPENSES:

  Custodian, Transfer and Dividend Disbursing Agent Fees....  $   219,646

  Administration Fee........................................      175,550

  Printing and Mailing......................................       40,442

  Professional Fees.........................................       20,184

  Other.....................................................       12,150

  Directors' Fees & Expenses................................        5,500         473,472
                                                              -----------    ------------

    Net Investment Income...................................                    5,869,002

UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Unrealized Appreciation (Depreciation) of Investments:

    Beginning of Period.....................................   (6,415,151)

    End of Period...........................................   (5,278,789)
                                                              -----------

  Decrease in Unrealized Depreciation.......................                    1,136,362
                                                                             ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                 $  7,005,364
                                                                             ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED     YEAR ENDED
                                                           JUNE 30,        DECEMBER 31,
                                                             2000              1999
                                                       ----------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:

Net Investment Income................................    $  5,869,002      $ 11,984,007

Net Equalization (Debits) included in the Price of
  Capital Stock Sold and Reacquired..................         (84,117)         (136,389)

Decrease in Unrealized Depreciation of Investments...       1,136,362       (10,791,020)
                                                         ------------      ------------

Net Increase in Net Assets Derived from Operations...       6,921,247         1,056,598
                                                         ------------      ------------

Dividends to Shareholders............................      (5,543,773)      (11,757,579)
                                                         ------------      ------------

Capital Share Transactions (Exclusive of Net
  Equalization Debits Allocated to Undistributed Net
  Investment Income):

Net Proceeds from Sale of Capital Stock..............       4,995,865        15,243,877

Net Asset Value of Shares Issued to Shareholders in
  Reinvestment of Dividends..........................       4,223,376        10,626,699
                                                         ------------      ------------

                                                            9,219,241        25,870,576

Cost of Capital Stock Reacquired.....................     (18,274,181)      (34,673,616)
                                                         ------------      ------------

Decrease in Net Assets from Capital Stock
  Transactions.......................................      (9,054,940)       (8,803,040)
                                                         ------------      ------------

Total Decrease in Net Assets.........................      (7,677,466)      (19,504,020)

NET ASSETS:

Beginning of Year....................................     180,889,708       200,393,728
                                                         ------------      ------------

End of Period (including undistributed net investment
  income of $1,018,593 in 2000 and $777,481 in 1999
  and accumulated realized capital losses of $55,675
  in 2000 and 1999)..................................    $173,212,242      $180,889,708
                                                         ============      ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                   SIX
                                  MONTHS
                                  ENDED                   YEAR ENDED DECEMBER 31,
                                 JUNE 30,   ----------------------------------------------------
                                   2000       1999       1998       1997       1996       1995
                                 --------   --------   --------   --------   --------   --------
SELECTED DATA FOR A SHARE OF
  CAPITAL STOCK OUTSTANDING
  THROUGHOUT EACH YEAR:

Net Asset Value, Beginning of
  Period.......................  $  19.95   $  21.09   $  21.03   $  20.59   $  21.10   $  19.24
                                 --------   --------   --------   --------   --------   --------

Income From Investment
  Operations
Net Investment Income..........      0.66       1.28       1.33       1.40       1.41       1.41

Net Realized and Unrealized
  Gain (Loss) on Investments...      0.12      (1.15)      0.09       0.43      (0.53)      1.87
                                 --------   --------   --------   --------   --------   --------

  Total From Investment
    Operations.................      0.78       0.13       1.42       1.83       0.88       3.28
                                 --------   --------   --------   --------   --------   --------

Dividend Distributions from Net
  Investment Income............     (0.63)     (1.27)     (1.36)     (1.39)     (1.39)     (1.42)
                                 --------   --------   --------   --------   --------   --------

Net Asset Value, End of
  Period.......................  $  20.10   $  19.95   $  21.09   $  20.03   $  20.59   $  21.10
                                 ========   ========   ========   ========   ========   ========

TOTAL INVESTMENT RETURN........      4.05%+     0.57%      7.02%      9.16%      4.39%     17.54%
                                 ========   ========   ========   ========   ========   ========

SIGNIFICANT RATIOS/SUPPLEMENTAL
  DATA

Net Assets, End of Period
  (in thousands)...............  $173,212   $180,890   $200,394   $201,790   $207,769   $220,198
                                 ========   ========   ========   ========   ========   ========

Operating Expenses to Average
  Net Assets...................      0.54%*     0.60%      0.56%      0.57%      0.57%      0.58%
                                 ========   ========   ========   ========   ========   ========

Net Investment Income to
  Average Net Assets...........      6.82%*     6.37%      6.29%      6.74%      6.84%      6.92%
                                 ========   ========   ========   ========   ========   ========

Portfolio Turnover Rate........         0%         0%         0%         0%         0%         0%
                                 ========   ========   ========   ========   ========   ========

 * Annualized
+ Aggregate Total Investment Return

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The GNMA Fund Investment Accumulation Program, Inc. (the 'Program') was incorporated under Maryland law on November 17, 1977 and commenced operations on April 24, 1978. The Program is registered under the Investment Company Act of 1940 as an open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Program.

(a)  Investments are valued by the Program's
     pricing agent, Interactive Data
     Services, Inc. These values are not
     necessarily bids or actual last sale
     prices but are estimates of the prices
     at which the pricing agent believes the
     Program could sell such investment
     securities.

(b)  It is the Program's policy to comply
     with the requirements of the Internal
     Revenue Code applicable to regulated
     investment companies and to distribute
     all of its income to its shareholders.
     Therefore, no Federal income tax
     provision is required.

(c)  Security transactions are recorded on
     the date the securities are purchased
     or sold (the trade date). Interest
     income including amortization of
     discount less premium amortization is
     recorded as earned. Dividend
     distributions to shareholders are
     recorded on the ex-dividend date.

(d)  The Program follows the accounting
     practice known as 'Equalization' by
     which a portion of the proceeds from
     sales and costs of reacquiring capital
     shares, equivalent on a per share basis
     to the amount of distributable net
     investment income on the date of the
     transaction, is credited or charged to
     undistributed net investment income. As
     a result, undistributed net investment
     income per share is unaffected by sales
     or reacquisitions of capital stock.

(e)  Prepaid registration fees are charged
     to expense as the related shares are
     issued or over the period of
     registration, whichever is applicable.

2. ADMINISTRATION AGREEMENT

The Program has entered into an Administration Agreement with Merrill Lynch, Pierce, Fenner & Smith, Incorporated ('MLPF&S'), Prudential Securities Inc., Dean Witter Reynolds, Inc. and Salomon Smith Barney Inc. (the 'Administrators'), whereby the Administrators perform certain administrative duties for the Program. For these services, the Administrators receive a monthly fee from the Program equal to 0.2% on an annual basis of the Program's average daily net assets and have agreed to reimburse the Program to the extent the Program's expenses (excluding interest, taxes, brokerage fees and extraordinary items such as litigation costs) exceed the lesser of (i) 1 1/2% of the first $30 million of the average daily net assets of the Program and 1% of the average daily net assets in excess thereof, or (ii) 25% of the Program's investment income.

Certain officers and/or directors of the Program are officers of MLPF&S.

3. PURCHASES AND SALES OF SECURITIES

During the period ended June 30, 2000 purchases, excluding short-term securities, totalled $1,503,156. There were no sales of securities.

--------------------------------------------------------------------------------
THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

4. CAPITAL SHARES

The Articles of Incorporation authorize the Program to issue 25,000,000 shares of a single class. At June 30, 2000, paid-in capital amounted to $177,584,062. Transactions in shares were as follows:

                                                   SIX MONTHS           YEAR ENDED
                                                      ENDED            DECEMBER 31,
                                                    JUNE 30,     -------------------------
                                                      2000          1999          1998
                                                   -----------   -----------   -----------
Shares sold......................................    253,158        746,206       834,609
Shares issued to shareholders in reinvestment of
  dividends......................................    213,188        521,730       595,789
                                                    --------     ----------    ----------
Total............................................    466,346      1,267,936     1,430,398
Shares reacquired................................   (924,402)    (1,702,879)   (1,523,507)
                                                    --------     ----------    ----------

Net decrease.....................................   (458,056)      (434,943)      (93,109)
                                                    ========     ==========    ==========

5. DIVIDENDS AND DISTRIBUTIONS

The Program distributes, monthly, substantially all of its net investment income. Net realized capital gains, if any, are distributed annually. At June 30, 2000, the Program had a capital loss carryforward of approximately $56,000 (expiring in 2000), which will be available to offset a like amount of future taxable gains.